BALANCE SHEET (USD $)	Jun. 30, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 2,037	$ 478
Accounts receivable	371,387
Prepaid expenses	26,248	34,998
Other assets	3,000	3,000
Total current assets	402,672	38,476
Gaming equipment, net	484,746
Mining Properties	360,000	360,000
Total Assets	1,247,418	398,476
Liabilities:
Accounts payable	124,027	106,316
Due to related parties	96,309	510,962
Payroll taxes payable	2,949
Accrued compensation	349,162	6,045,973
Total current liabilities	572,447	6,663,251
Notes payable		3,000
Total liabilities	572,447	6,666,251
Stockholders' deficit:
Preferred stock, 5,000,000 shares authorized
Common stock, par value $0.0001, 1,000,000,000 shares authorized, 120,782,114 and 39,828,881 shares issued and outstanding at June 30, 2014 and December 31, 2013, respectively	12,078	3,983
Additional paid in capital	21,800,596	12,201,959
Accumulated deficit	(21,137,703)	(18,473,717)
Total stockholders' equity (deficit)	674,971	(6,267,775)
Total Liabilities and Stockholders' Equity (Deficit)	$ 1,247,418	$ 398,476